Income Taxes (Reconciliation of the beginning and ending amounts of unrecognized tax benefits) (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Interest on tax deficiencies	$ (68)	$ 22	$ (45)
Income tax penalties	$ (45)		$ 33